Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Liabilities

7. Accrued Liabilities

Included within accrued liabilities were accruals related to restructuring and warranty expenses as of March 28, 2014 and December 31, 2013.

Restructuring Accrual

The Company has incurred expenses as a result of cost reduction efforts in recent years. The expenses primarily relate to employee termination benefits that are payable under local statutory requirements. In the three months ended March 28, 2014 and March 29, 2013 the Company incurred $2.6 million and $3.1 million in charges related to Europe severance charges as well as severance expenses resulting from the closure of a North American manufacturing facility. Payments made in three months ended March 28, 2014 were $0.6 million resulting in an accrual balance related to these actions of $4.5 million at March 28, 2014. The accrual balance related to these actions was $2.5 million at December 31, 2013. Other expenses related to routine employee reductions for cost savings initiatives throughout the globe, with the exception of the aforementioned severance plan, were immaterial.

Warranty Accrual

The warranty accrual balance at March 28, 2014 and December 31, 2013 was $14.5 million and $14.1 million, respectively. The Company accrues liabilities under service and warranty policies based upon specific claims and a review of historical warranty and service claims experience. Adjustments are made to the accruals as claims data and historical experience change. In addition, the Company incurs discretionary costs to service its products in connection with product performance issues.

Changes in the carrying amount of the service and product warranty accrual are below (in millions):

Balance, December 31, 2013	$14.1
Net provisions for warranties issued	3.1
Net benefits for warranties existing at the beginning of the year	(2.2)
Payments related to the warranty accrual	(0.6)
Foreign currency translation	0.1

Balance, March 28, 2014	$14.5

8. Accrued Liabilities

Accrued liabilities consisted of the following (in millions):

	Dec 31, 2013	Dec 31, 2012
Payroll related accruals	$83.8	$83.5
Customers deposits and prepayments	93.2	113.8
Taxes other than income	36.5	45.2
Customer rebates	50.6	59.2
Insurance claims and related expenses	21.1	20.1
Current and deferred income tax liabilities	21.9	21.6
Derivative liability	7.0	8.8
Other accrued liabilities	120.8	143.9

Total	$434.9	$496.1

Restructuring Accrual

The Company has incurred expenses as a result of cost reduction efforts in recent years. The expenses primarily relate to employee termination benefits that are payable under local statutory requirements. In 2013 and 2012, the Company incurred $6.7 million and $7.5 million in charges related to actions taken at various operations in Europe to permanently reduce manufacturing personnel as well as severance expenses resulting from the recent North America acquisitions and the closure of a North American manufacturing facility. Payments made in year ended December 31, 2013 were $4.6 million resulting in an accrual balance related to these actions of $2.5 million at December 31, 2013. The 2012 expenses were incurred and paid in 2012; therefore, the accrual balance at December 31, 2012 was immaterial. Other expenses related to routine employee reductions for cost savings initiatives throughout the globe, with the exception of the aforementioned severance plan, were immaterial.

Warranty Accrual

The warranty accrual balance at December 31, 2013, 2012, and 2011 was $14.1 million, $12.8 million and $11.5 million, respectively. The Company accrues liabilities under service and warranty policies based upon specific claims and a review of historical warranty and service claim experience. Adjustments are made to the accruals as claim data and historical experience change. In addition, the Company incurs discretionary costs to service its products in connection with product performance issues.

Changes in the carrying amount of the service and product warranty accrual is below (in millions):

Balance, December 31, 2011	$11.5
Net provisions for warranties issued	5.8
Payments related to the warranty accrual	(4.7)
Foreign currency translation	0.2

Balance, December 31, 2012	12.8
Net provisions for warranties issued	5.6
Net benefits for warranties existing at the beginning of the year	(3.9)
Payments related to the warranty accrual	(0.9)
Foreign currency translation	0.5

Balance, December 31, 2013	$14.1